Business combination (Schedule of Allocation of Purchase Price at Date of Acquisition) (Details) ¥ in Thousands, $ in Thousands	Feb. 03, 2015 CNY (¥)	Dec. 23, 2014 CNY (¥)	Dec. 02, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Purchase price allocation
Goodwill				$ 23,409	¥ 151,638	¥ 300,382	¥ 1,577
100 Online and DuBooker [Member]
Purchase price allocation
Cash consideration			¥ 60,000
Contingent consideration			183,000
Total consideration			243,000
Net assets acquired			1,882
Goodwill			195,893
Deferred tax liabilities			(15,075)
Total			243,000
100 Online and DuBooker [Member] | Brand names [Member]
Purchase price allocation
Identifiable intangible assets acquired			42,000
100 Online and DuBooker [Member] | Others [Member]
Purchase price allocation
Identifiable intangible assets acquired			¥ 18,300
Xingxue and Chuangzhi [Member]
Purchase price allocation
Cash consideration		¥ 128,000
Net liabilities assumed		(8,549)
Goodwill		100,382
Deferred tax liabilities		(12,103)
Total		128,142
Xingxue and Chuangzhi [Member] | Brand names [Member]
Purchase price allocation
Identifiable intangible assets acquired		43,620
Xingxue and Chuangzhi [Member] | Others [Member]
Purchase price allocation
Identifiable intangible assets acquired		¥ 4,792
Beifu [Member]
Purchase price allocation
Cash consideration	¥ 39,200
Contingent consideration	107,306
Total consideration	146,506
Net assets acquired	31,994
Identifiable intangible assets acquired	12,900
Goodwill	147,388
Deferred tax liabilities	(3,225)
Non-controlling interest	(42,551)
Total	¥ 146,506